CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income		$ 21,134	$ 76,548	$ 144,848
Unrealized net gain/(loss) on qualifying cash flow hedging instruments:
Other comprehensive income (loss) before reclassification	[1]	0	0	94
Amounts reclassified from accumulated other comprehensive (loss)/income to the statement of operations	[2]	0	(26)	4,985
Net other comprehensive (loss)/income		0	(26)	5,079
Comprehensive income		21,134	76,522	149,927
Comprehensive income attributable to:
Golar LNG Partners LP Owners		17,805	73,164	134,359
Non-controlling interests		3,329	3,358	15,568
Comprehensive income		$ 21,134	$ 76,522	$ 149,927

[1]	There is no tax impact on any of the periods presented.
[2]	From January 1, 2017, we de-designated the cross currency interest rate swap associated with our 2012 High-Yield Bonds as a cash flow hedge. Accordingly, the amount recorded in accumulated other comprehensive income of $5.0 million was reclassified to "Other financial items" in the consolidated statement of operations in the year ended December 31, 2017.